Interest and Finance Costs - 6K (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Interest and Finance Costs [Abstract]
Interest and Finance Costs
Interest and finance costs are analyzed as follows:

	Nine-month period ended September 30,
	2016	2015
Interest on long-term debt	5,008	241
Amortization of debt issuance costs	186	23
Other	11	16
Total	5,205	280

Interest and finance costs are analyzed as follows:
	Year ended December 31
	2015	2014	2013
Interest on long-term debt	1,353	811	5,075
Interest on revolving credit facility	-	396	2,144
Amortization of debt issuance costs	72	-	1,090
Arrangement fees on undrawn facilities	-	246	-
Other	35	10	80
Total	1,460	1,463	8,389

Interest and Finance Costs - Related Party
Interest and finance costs-related party are analyzed as follows:

	Nine-month period ended September 30,
	2016	2015
Convertible notes interest expense	924	119
Convertible notes amortization of debt discount (Note 3)	688	227
Gain on extinguishment of convertible notes	-	(200)
Total	1,612	146

Interest and finance costs-related party are analyzed as follows:
	Year ended December 31
	2015	2014	2013
Convertible notes interest expense	265	-	-
Convertible notes amortization of debt discount	334	-	-
Gain on extinguishment of convertible notes	(200)	-	-
Total	399	-	-